Operating Segments Information - Summary of Revenue from Major Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of products and services [line items]
Operating revenue	$ 595,409,585	$ 18,158,267	$ 581,914,471	$ 670,872,643
Packaging service [member]
Disclosure of products and services [line items]
Operating revenue	261,731,413	7,982,050	256,805,887	303,947,502
Testing service [member]
Disclosure of products and services [line items]
Operating revenue	54,561,480	1,663,967	49,879,923	55,960,182
EMS [member]
Disclosure of products and services [line items]
Operating revenue	271,293,309	8,273,660	268,218,002	301,966,818
Other products and services [member]
Disclosure of products and services [line items]
Operating revenue	$ 7,823,383	$ 238,590	$ 7,010,659	$ 8,998,141